Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Statement [Line Items]
Net of income tax provision, reclassification to earnings of (gains)	$ 6	$ 10	$ 5	$ 23	$ 15
Net of income tax (provision) gains on derivatives designated as cash flow hedges	(27)	(497)	(106)	(600)	(536)
Net of income tax provision (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	13	(7)	(13)	(3)	(44)
Net of income tax (provision) recovery, unrealized gains on hedges of net foreign operations	(74)	110	(35)	53	(2)
Net of income tax (provision) recovery, gains (losses) on remeasurement of pension and other employee future benefit plans	65	(26)	83	85	138
Net of income tax (provision) recovery, gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	120	(127)	(11)	18	(4)
Debt securities [member]
Statement [Line Items]
Net of income tax (provision), unrealized gains on fair value through OCI securities	$ (47)	$ (62)	$ (39)	$ (147)	$ (117)